Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Accounting Policy [Line Items]
Summary of EBP, Risk and Uncertainty
Concentrations of Investments
: The Plan’s investments in the following funds accounted for great
er than 10% of the total investments as of December 31, 2025 and 2024:

	2025	2024
FIAM Blend Target Date Fund 2030 Class C	11.2%	11.5%
FIAM Blend Target Date Fund 2035 Class C	12.2%	11.4%